Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Other Comprehensive Income ("OCI") (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax expense (recovery)	$ 2	$ 116
Deferred income tax expense (recovery)	(148)	320
Total income tax expense (recovery)	$ (146)	$ 436